Segment information (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Segment information	Segment information
The Company is organized into two reportable segments — Building Materials and Building Envelope —that are aligned with the products and services it provides and based upon the information used by the CODM in evaluating the performance of the business and allocating resources and capital. The Building Materials segment offers a range of branded solutions delivering high-quality products for a wide range of applications. These include cement and aggregates, as well as a variety of downstream products and solutions such as ready-mix concrete, asphalt and other construction materials. The Building Envelope segment offers advanced roofing and wall systems, including single-ply membranes, insulation, shingles, sheathing, waterproofing and protective coatings, along with adhesives, tapes and sealants that are critical to the application of roofing and wall systems.
The Company determines its operating segments based on the discrete financial information that is regularly evaluated by its CODM in deciding how to allocate resources and in assessing performance. In connection with the Spin-off, the CODM was determined to be the Company’s CEO as he is responsible for allocating resources and assessing performance. The discrete financial information regularly evaluated by the CODM and operating segment conclusions are consistent prior to and following the completion of the Spin-off. For both segments, the CODM uses Segment Adjusted Earnings Before Interest, Taxes, Depreciation and Amortization (“EBITDA”) in the financial planning and resource allocation process. The CODM considers Segment Adjusted EBITDA on a monthly basis to evaluate the performance of each segment and make decisions about allocating resources to each segment. Segment Adjusted EBITDA excludes the impact of Depreciation, depletion, accretion and amortization, Loss on impairments, unallocated corporate costs, acquisition and integration costs, certain litigation related costs, Spin-off and separation-related costs, restructuring and other costs and Other non-operating (expense) income, net. The accounting policies applicable to each segment are consistent with those used on these unaudited condensed consolidated financial statements.
The key performance indicators for the Company’s reportable segments are presented in the following table. Certain totals presented below may not agree with the line items on the unaudited condensed consolidated statements of operations primarily due to (a) depreciation, depletion, accretion and amortization and (b) unallocated corporate costs.

	For the three months ended September 30,		For the nine months ended September 30,
(In millions)	2025	2024	2025	2024
Revenues:
Building Materials	$2,774	$2,551	$6,353	$6,249
Building Envelope	901	895	2,623	2,606
Total Revenues	$3,675	$3,446	$8,976	$8,855

Cost of revenues:
Building Materials	$1,791	$1,551	$4,334	$4,142
Building Envelope	596	616	1,742	1,754
Total cost of revenues	$2,387	$2,167	$6,076	$5,896

Other segment expenses(1):
Building Materials	$81	$58	$239	$221
Building Envelope	88	80	279	252
Total other segment expenses	$169	$138	$518	$473

Segment Adjusted EBITDA:
Building Materials	$902	$942	$1,780	$1,886
Building Envelope	217	199	602	600
Total Segment Adjusted EBITDA	$1,119	$1,141	$2,382	$2,486

	For the three months ended September 30,		For the nine months ended September 30,
(In millions)	2025	2024	2025	2024
Reconciling items:
Depreciation, depletion, accretion and amortization	(231)	(228)	(670)	(664)
Loss on impairments	—	—	(2)	(2)
Unallocated corporate costs	(52)	(38)	(154)	(96)
Acquisition and integration costs(2)	(4)	(18)	(33)	(33)
Litigation related costs	(40)	(2)	(44)	(3)
Spin-off and separation-related costs(3)	(10)	(8)	(35)	(19)
Restructuring and other costs	(4)	(3)	(13)	(11)
Interest income	5	7	41	22
Interest expense	(94)	(137)	(369)	(406)
Other non-operating (expense) income, net	—	(11)	2	(7)
Total reconciling items	$(430)	$(438)	$(1,277)	$(1,219)
Income before income tax expense and income from equity method investments:	$689	$703	$1,105	$1,267

(1)	Other segment expenses consist of selling, general and administrative expenses and gains on disposals of long-lived assets.
(2)	Acquisition and integration costs primarily include certain warranty charges related to a pre-acquisition manufacturing issue.
(3)	Spin-off and separation-related costs notably include rebranding costs.
The Company’s capital expenditures by segment were as follows:

	For the three months ended September 30,		For the nine months ended September 30,
(In millions)	2025	2024	2025	2024
Capital expenditures(1):
Building Materials	$147	$197	$533	$501
Building Envelope	38	24	98	57
Total capital expenditures	$185	$221	$631	$558

(1)	Capital expenditures for the three and nine months ended September 30, 2025 and 2024 exclude noncash transactions for capital expenditure-related accounts payable.
The Company’s assets by segment were as follows:

(In millions)	As of September 30, 2025	As of December 31, 2024
Segment assets(1):
Building Materials	$15,502	$14,306
Building Envelope	7,264	6,987
Total segment assets	22,766	21,293
Other assets	1,269	2,512
Total assets	$24,035	$23,805

(1)	Segment assets are comprised of Accounts receivable, net, Inventories, Property, plant and equipment, net, Goodwill, Intangible assets, net and Operating lease right-of-use assets, net.

Note 14. Segment information
The Company is organized into two reportable segments — Building Materials and Building Envelope — that are aligned with the products and services it provides and based upon the information used by the CODM in evaluating the performance of the business and allocating resources and capital. The Building Materials segment offers a range of branded solutions delivering high-quality products for a wide range of applications. These include cement and aggregates, as well as a variety of downstream products and solutions such as ready-mix concrete, asphalt and other construction materials. The Building Envelope segment offers advanced roofing and wall systems, including single-ply membranes, insulation, shingles, sheathing, waterproofing and protective coatings, along with adhesives, tapes and sealants that are critical to the application of roofing and wall systems.
The Company determines its operating segments based on the discrete financial information that is regularly evaluated by its CODM, the Parent’s CEO, in deciding how to allocate resources and in assessing performance. Beginning in the fourth quarter of 2024, as the Company continued to prepare for the Spin-Off, the CODM re-evaluated how to allocate resources and review business performance. As a result, the measure of segment performance was changed from Segment EBIT to Segment Adjusted EBITDA. All periods have been recast to conform with the revised presentation. Segment Adjusted EBITDA excludes the impact of unallocated corporate costs, Depreciation, depletion, accretion and amortization, Loss on impairments, Interest expense, net, Other non-operating income (expense), net and certain other items, such as costs related to acquisitions, certain litigation costs, restructuring costs, charges associated with non-core sites, certain warranty charges related to a pre-acquisition manufacturing issue as disclosed in Note 17 (Commitments and contingencies) and transaction costs related to the Spin-Off. For both segments, the CODM uses Segment Adjusted EBITDA in the financial planning and resource allocation process. The CODM considers Segment Adjusted EBITDA on a monthly basis to evaluate the performance of each segment and make decisions about allocating resources to each segment. The accounting policies applicable to each segment are consistent with those used on these combined financial statements.
The key performance indicators for the Company’s reportable segments are presented in the following table. Certain totals presented below may not agree with the line items on the combined statements of operations primarily due to (a) depreciation, depletion, accretion and amortization and (b) unallocated corporate costs.

	For the years ended December 31,
(In millions)	2024	2023	2022
Revenues:
Building Materials	$8,329	$8,564	$7,724
Building Envelope	3,375	3,113	3,002
Total revenues	$11,704	$11,677	$10,726

	For the years ended December 31,
(In millions)	2024	2023	2022
Cost of revenues:
Building Materials	$5,470	$5,956	$5,411
Building Envelope	2,265	2,112	2,093
Total cost of revenues	$7,735	$8,068	$7,504
Other segment expenses(1):
Building Materials	$307	$294	$264
Building Envelope	340	316	247
Total other segment expenses	$647	$610	$511
Segment Adjusted EBITDA:
Building Materials	$2,552	$2,314	$2,049
Building Envelope	770	685	662
Total Segment Adjusted EBITDA	$3,322	$2,999	$2,711
Reconciling items:
Corporate / eliminations:
Unallocated corporate costs	$(141)	$(155)	$(112)
Depreciation, depletion, accretion and amortization	(889)	(851)	(788)
Loss on impairments	(2)	(15)	(57)
Other(2)	(95)	(90)	(55)
Interest income	35	15	4
Interest expense	(547)	(564)	(252)
Other non-operating income (expense), net(3)	(55)	(36)	9
Total reconciling items	$(1,694)	$(1,696)	$(1,251)
Income before income tax expense and income from equity method investments	$1,628	$1,303	$1,460

(1)	Other segment expenses consist of selling, general and administrative expenses and gains on disposals of long-lived assets.
(2)
Other primarily consists of costs related to acquisitions, certain litigation costs, restructuring costs, charges associated with non-core sites, certain warranty charges related to a pre-acquisition manufacturing issue as disclosed in Note 17 (Commitments and contingencies) and transaction costs related to the Spin-Off.

(3)
Other non-operating income (expense), net includes settlement losses recognized for the years ended December 31, 2024 and 2023, respectively, from terminating the Canadian defined benefit pension plan and U.S. defined benefit pension plan. See Note 15 (Pension and other postretirement benefits).

The Company’s capital expenditures by segment were as follows:

	For the years ended December 31,
(In millions)	2024	2023	2022
Capital expenditures(1):
Building Materials	$565	$555	$415
Building Envelope	77	75	73
Total capital expenditures	$642	$630	$488

(1)	Capital expenditures for the years ended December 31, 2024, 2023 and 2022 exclude non-cash transactions for capital expenditure-related accounts payable.
The Company’s assets by segment were as follows:

	As of December 31,
(In millions)	2024	2023
Segment assets(1):
Building Materials	$14,306	$14,592
Building Envelope	6,987	6,852
Total segment assets	21,293	21,444
Other assets	2,512	1,603
Total assets as reported in the combined balance sheets	$23,805	$23,047

(1)	Segment assets are comprised of Accounts receivable, net, Inventories, Property, plant, and equipment, net, Goodwill, Intangible assets, net and Operating lease right-of-use assets, net.
Geographic Information
Revenues by geographic area, attributed to countries based on the invoicing legal entity, were as follows:

	For the years ended December 31,
(In millions)	2024	2023	2022
Revenues:
United States	$9,026	$8,986	$8,218
Canada	2,678	2,691	2,508
Total revenues	$11,704	$11,677	$10,726

Long-lived assets by geographic area were as follows:

	As of December 31,
(In millions)	2024	2023
Long-lived assets by geographical area(1):
United States	$5,467	$5,375
Canada	2,067	2,245
Total long-lived assets by geographical area	$7,534	$7,620

(1)	Long-lived assets, which represents Property, plant and equipment, net, is comprised of land & mineral reserves, buildings & installations, machines, furniture, vehicles and tools.
Information about major customers
The Company’s operations are primarily conducted in the United States and Canada, and its customers are primarily contractors, builders, infrastructure developers, transportation authorities and the residential market. The Company operates in several niche markets in which a large portion of its revenues are attributable to a few large distributors. However, no individual customer represents more than 10% of the Company’s revenues and there are no material dependencies or concentrations of individual customers that require disclosure.